Total
(ONEFUND S&P 500® and Bitcoin 75/25 Strategy ETF)
INVESTMENT OBJECTIVE

The Fund Seeks to replicate, before fees and expenses, the total return of the S&P 500® and S&P CME Bitcoin Futures Index 75/25 Blend Index (the “Index”), an index by Standard & Poor’s. The Fund’s investment objective may be changed without the consent of the shareholders of the Fund.

FEES AND EXPENSES

The following table describes the expenses and fees that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees(fees paid directly from your investment)None
Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	ONEFUND S&P 500® and Bitcoin 75/25 Strategy ETF ONEFUND S&P 500® and Bitcoin 75/25 Strategy ETF
Management Fees (as a percentage of Assets)	0.95%	[1]
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	none	[2]
Expenses (as a percentage of Assets)	0.95%
[1]	The Fund’s investment adviser, ONEFUND, LLC (the “Adviser”), provides investment advisory services and pays the Fund’s operating expenses, with certain exceptions, in return for a “unitary fee” exclusive of expenses incurred pursuant to the Fund’s 12b-1 Distribution Plan, costs of borrowings (including interest charges and dividend expenses on securities sold short); taxes or governmental fees; acquired fund fees and expenses, brokerage commissions and other expenses of executing portfolio transactions; costs of holding shareholder meetings, including proxy costs; fees and expenses associated with the Fund’s securities lending program, if any, fees of the disinterested trustees and independent counsel to the disinterested Trustees and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.
[2]	Based on estimated amounts for the current fiscal year.

Example

This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (excluding any sales loads on reinvested dividends, fee waivers and/or expense reimbursements) shown in the table above remain the same. The expenses used to calculate the Fund’s Example do not include fee waivers or expense reimbursements. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
ONEFUND S&P 500® and Bitcoin 75/25 Strategy ETF | ONEFUND S&P 500® and Bitcoin 75/25 Strategy ETF | USD ($)	97	303	525	1,166

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to replicate, before fees and expenses, the total return of the S&P 500® and S&P CME Bitcoin Futures Index 75/25 Blend Index (the “Index”). The Index measures the weighted return performance of a multi-asset strategy that consists of a 75% weight in the S&P 500® Index and a 25% weight in the S&P CME Bitcoin Futures Index. Accordingly, in seeking to track the Index, the Fund will invest approximately 75% of its assets in the stock of large U.S. companies that comprise the S&P 500® Index and will invest in Bitcoin futures contracts so that the total value of the Bitcoin to which the Fund has economic exposure is approximately 25% of the assets of the Fund. S&P Dow Jones Indices LLC (“S&P DJI” or the “Index Provider”) compiles, maintains and calculates the Index and each of the S&P 500® Index and the S&P CME Bitcoin Futures Index. The Index is rebalanced monthly and accordingly the Fund seeks to maintain the 75%/25% allocations by also rebalancing these allocations on a monthly basis. However, price fluctuations in the underlying assets and other factors, such as the Fund’s cash position, may cause these allocations to vary at any given point in time. The Adviser reserves the right to rebalance the Fund’s allocations more frequently than monthly in periods of significant price volatility.

The Fund does not invest directly in Bitcoin.

U.S. Large-Cap -

Under normal conditions, the Fund invests approximately 75% of its assets in the stock of companies that make up the S&P 500® Index, a widely recognized benchmark of U.S. stock market performance that is dominated by the stocks of large U.S. companies.

The Index includes 500 leading U.S. companies. Created in 1957, the Index is a widely regarded gauge of large-cap U.S. equities. The Index is a float market capitalization-weighted index meaning components are weighted according to the total market value of their outstanding shares available in the public markets. As of November 30, 2023, the minimum threshold for adding a company to the Index was a market capitalization of $14.5 billion or higher, and the average market capitalization of the 500 companies was $80 billion.

The Fund attempts to replicate this portion of its portfolio by investing in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index. The Fund may sell investments that are represented in the Index in anticipation of their removal from the Index or buy investments that are not yet represented in the Index in anticipation of their addition to the Index. The Fund may also invest in securities of other investment companies, such as certain exchange-traded funds (“ETFs”), in order to implement its investment strategy.

Bitcoin Futures-

Under normal conditions, the Fund will invest in Bitcoin futures contracts so that the total value of the Bitcoin to which the Fund has economic exposure is approximately 25% of the assets of the Fund. Such exposure seeks to track, before fees and expenses, the performance of the S&P CME Bitcoin Futures Index. The S&P CME Bitcoin Futures Index is designed to track the performance of bitcoin futures contracts that are traded on the Chicago Mercantile Exchange (“CME”). However, changes in the relative value of the Fund’s assets between the monthly rebalance could cause the Fund’s bitcoin futures position to represent greater than 25% of the Fund’s assets.

Bitcoin is a digital asset and is generally considered a digital commodity. The ownership of Bitcoin is determined by participants in a decentralized, peer-to-peer network that connects computers that run publicly accessible, or “open source,” software, commonly referred to as the “Bitcoin Protocol.” The value of Bitcoin is determined, in part, by the supply of, and demand for, Bitcoin in the markets created to facilitate the trading of Bitcoin. Ownership and the ability to transfer or take other actions with respect to Bitcoin is protected through public-key cryptography. The supply of Bitcoin is determined by the Bitcoin Protocol which limits both the total amount of Bitcoin that will be produced to 21 million and the rate at which it is released into the network. Units of Bitcoin are treated as mutually interchangeable (i.e., fungible). No single entity owns or operates the Bitcoin Network, which is collectively maintained by (1) a decentralized group of participants who run computer software that results in the recording and validation of transactions blocks (commonly referred to as “miners”), (2) developers who propose improvements to the Bitcoin Protocol and the software that enforces the Bitcoin Protocol and (3) a decentralized group of users and computers which host and synchronize a copy of the entire Bitcoin blockchain (commonly referred to as “nodes”). More information regarding Bitcoin is available under “BITCOIN FUTURES, BITCOIN, THE BITCOIN NETWORK, AND THE BITCOIN PROTOCOL” in the Statement of Additional Information (the “SAI”).

Bitcoin futures contracts are standardized cash-settled contracts traded on commodity exchanges registered with the Commodity Futures Trading Commission (“CFTC”). Currently, the only such contracts are traded on the CME. The Fund will only trade on Bitcoin futures that are traded on the CME. Domestic futures exchanges, such as the CME, have established accountability levels (“accountability levels”) on futures contracts traded on U.S.-based futures exchanges. The accountability levels establish a threshold above with the exchange may exercise greater scrutiny and control over the Fund’s positions.

The value of Bitcoin futures is determined by reference to the CME CF Bitcoin Reference Rate (“BBR”), which is designed to provide an indication of the price of Bitcoin across certain cash Bitcoin exchanges. The Fund seeks to invest in cash settled, front-month Bitcoin futures. Front-month Bitcoin futures contracts are those contracts with the shortest time to maturity. The Fund expects to invest in the Bitcoin futures through a wholly-owned subsidiary of the Fund, ONEFUND International Ltd, organized under the laws of the Cayman Islands and advised by the Adviser (the “Subsidiary”). The Fund generally expects to invest in Bitcoin futures contracts in the Subsidiary. The Subsidiary and the Fund will have the same investment adviser. The Subsidiary will also follow the same general investment policies and restrictions as the Fund. Except as noted herein, references to the Fund’s investment strategies and risks include those of the Subsidiary. The Fund complies with the provisions of the Investment Company Act of 1940, as amended (“1940 Act”) governing investment policies and capital structure and leverage on an aggregate basis with the Subsidiary. Furthermore, the Adviser, as the investment adviser to the Subsidiary, complies with the provisions of the 1940Act relating to investment advisory contracts as it relates to its advisory agreement with the Subsidiary. The Subsidiary also complies with the provisions of the 1940 Act relating to affiliated transactions and custody. Because the Fund intends to qualify for treatment as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), the size of the Fund’s investment in the Subsidiary will not exceed 25% of the Fund’s total assets at each quarter end of the Fund’s fiscal year. The Subsidiary’s custodian is U.S. Bank National Association.

In order to seek to track the S&P CME Bitcoin Futures Index by investing in Bitcoin futures contracts, the Fund must sell its futures contracts as they near expiration and replace them with new futures contracts with a later expiration date. The Adviser anticipates that this “roll” of the futures contracts will normally occur shortly before the expiration of the current month contract in the last week of the month. However, such timing may change due to market conditions. Futures contracts with a longer term to expiration may be priced higher than futures contracts with a shorter term to expiration (e.g. trading at “contango”). Bitcoin futures have historically experienced extended periods of contango. Contango in the Bitcoin futures market may have a significant adverse impact on the performance of the Fund and may cause it to significantly deviate from the performance of the Index.

In addition, to its investment in Bitcoin futures contracts, the Fund (or the Subsidiary, as applicable) will invest in high quality securities that are designed to satisfy the “margin” requirements applicable to the Fund’s investments in futures contracts. Such high-quality investments may include: (1) U.S. Government securities; (2) money market funds; and/or (3) short-term corporate debt securities, such as commercial paper. Such high-quality securities may be posted with the Fund’s futures commission merchant in order to satisfy the Fund’s obligations under the applicable futures contracts.

The Fund does not directly invest in, or seek direct exposure to, the current “spot” or cash price of Bitcoin. Investors seeking direct exposure to the price of Bitcoin should consider an investment other than the Fund.

PRINCIPAL RISKS
PERFORMANCE INFORMATION

The Fund is new and therefore does not have performance history for a full calendar year. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s returns and comparing the Fund’s performance to a broad measure of market performance. Updated performance information is available at www.CyberHornetETFs.com.

(ONEFUND S&P 500® and Bitcoin 75/25 Strategy ETF) | Market Risk [Member]
Market Risk – The market price of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. Information publicly available about a company, whether from the company’s financial statements or other disclosures or from third parties, or information available to some but not all market participants, can affect the price of a company’s shares in the market. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously.
(ONEFUND S&P 500® and Bitcoin 75/25 Strategy ETF) | Equity Risk [Member]
Equity Risk – The values of equity securities may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to activities specific to the issuer of the security. Equity securities generally have greater price volatility than fixed income securities.
(ONEFUND S&P 500® and Bitcoin 75/25 Strategy ETF) | Bitcoin Futures Contracts Risk [Member]
Bitcoin Futures Contracts Risk – The market for Bitcoin futures contracts may be less developed, and potentially less liquid and more volatile, than more established futures markets. While the Bitcoin futures contracts market has grown substantially since Bitcoin futures contracts commenced trading, there can be no assurance that this growth will continue. The price for Bitcoin futures contracts is based on a number of factors, including the supply of and the demand for Bitcoin futures contracts. Market conditions and expectations, position limits, collateral requirements, and other factors each can impact the supply of and demand for Bitcoin futures contracts. At times increased demand paired with supply constraints and other factors have caused Bitcoin futures contracts to trade at a significant discount or premium to the “spot” price of Bitcoin. Additional demand, including demand resulting from the purchase, or anticipated purchase, of Bitcoin futures contracts by the Fund or other entities may increase that premium, perhaps significantly. It is not possible to predict whether or for how long such conditions will continue. To the extent the Fund purchases futures contracts at a premium and the premium declines, the value of an investment in the Fund also should be expected to decline.

Market conditions and expectations, position limits, collateral requirements, and other factors may also limit the Fund’s ability to achieve its desired exposure to Bitcoin futures contracts. If the Fund is unable to achieve such exposure it may not be able to meet its investment objective and the Fund’s returns may be different from those of the index or lower than expected. Additionally, collateral requirements may require the Fund to liquidate its position, potentially incurring losses and expenses, when it otherwise would not do so. Investing in derivatives like Bitcoin futures contracts may be considered aggressive and may expose the Fund to significant risks. These risks include counterparty risk and liquidity risk. The performance of Bitcoin futures contracts and Bitcoin may differ and may not be correlated with each other, over short or long periods of time, and may cause Bitcoin futures to underperform spot Bitcoin. Both contango and backwardation may limit or prevent the Fund from achieving its investment objective. More information regarding contango and backwardation is available under “Cost of Futures Investment Rik” in this prospectus.

(ONEFUND S&P 500® and Bitcoin 75/25 Strategy ETF) | Bitcoin Futures Capacity Risk [Member]
Bitcoin Futures Capacity Risk – If the Fund’s ability to obtain exposure to Bitcoin futures contracts consistent with its investment objective is disrupted for any reason including, for example, limited liquidity in the Bitcoin futures market, a disruption to the Bitcoin futures market, or as a result of margin requirements or position limits imposed by the Fund’s futures commission merchants (“FCMs”), the CME, or the CFTC, the Fund may not be able to achieve its investment objective and may experience significant losses. Margin levels for Bitcoin futures contracts are substantially higher than the margin requirements for more established future contracts. Margin requirements are subject to change and may be raised in the future by the exchanges on which they trade or and the FCMs. High margin requirements could prevent the Fund from obtaining its desired exposure to Biotin futures and may adversely affect the Funds ability to achieve its investment objective. Any disruption in the Fund’s ability to obtain exposure to Bitcoin futures contracts will cause the Fund’s performance to deviate from the performance of Bitcoin, Bitcoin futures, or the Index.
(ONEFUND S&P 500® and Bitcoin 75/25 Strategy ETF) | Cost of Futures Investment Risk [Member]
Cost of Futures Investment Risk – When a Bitcoin futures contract is nearing expiration, the Fund will typically “roll” the futures contract, which means it will generally sell such contract and use the proceeds to buy a Bitcoin futures contract with a later expiration date. When rolling futures contracts that are in contango, the Fund would sell a lower priced, expiring contract and purchase a higher priced, longer-dated contract. The price difference between the expiring contract and longer-dated contract associated with rolling Bitcoin futures may be substantially higher than the price difference associated with rolling other futures contracts. Bitcoin futures have historically experienced extended periods of contango. Contango in the Bitcoin futures market may have a significant adverse impact on the performance of the Fund and may cause Bitcoin futures to underperform spot Bitcoin. Conversely, futures contracts with a longer term to expiration may be priced lower than futures contracts with a shorter term to expiration (e.g. a relationship called backwardation). When rolling futures contracts that are in backwardation, the Fund will sell the expiring contract at a relatively higher price and buy a longer-dated contract at a relatively lower price. Both contango and backwardation may limit or prevent the Fund from achieving its investment objective.
(ONEFUND S&P 500® and Bitcoin 75/25 Strategy ETF) | Bitcoin Risk [Member]
Bitcoin Risk – The Bitcoin network has a limited history relative to traditional commodities and currencies. There is no assurance that use or acceptance of Bitcoin will continue to grow. A contraction in use or adoption of Bitcoin may result in increased volatility or a reduction in the price of Bitcoin, which would likely have an adverse impact on the value of the Shares. Sales of newly created or “mined” Bitcoin may cause the price of Bitcoin to decline, which could negatively affect an investment in the Shares. Bitcoin trading prices experience high levels of volatility, and in some cases such volatility has been sudden and extreme. Because of such volatility, Shareholders could lose all or substantially all of the Bitcoin component of their investment in the Fund in a very short time, even in the course of one day. Shareholders who invest in the Fund should actively monitor their investments. The Bitcoin network could cease to be a focal point for developer activity, and there is no assurance that the most active developers who participate in monitoring and upgrading the software protocols on which the Bitcoin network is based will continue to do so in the future, which could damage the network or reduce Bitcoin’s competitiveness with competing digital assets or blockchain protocols. Disruptions at Bitcoin spot markets and in the Bitcoin futures markets could adversely affect the availability or price of Bitcoin.

From time to time, developers may suggest changes to the bitcoin software. If a sufficient number of users and miners elect not to adopt the changes, a new digital asset, operating on the earlier version of the bitcoin software, may be created. This is often referred to as a “fork.” Bitcoin has been forked numerous times to launch new digital assets. Additional hard forks of the Bitcoin blockchain could impact demand for bitcoin or other digital assets and could adversely impact the Fund’s Bitcoin futures. A fork in the Bitcoin network could adversely affect the market for Bitcoin futures in which the Fund invests and, therefore, an investment in the Fund.

Bitcoin exchanges and other trading venues on which bitcoin trades are relatively new and, in most cases, largely unregulated and may therefore be more exposed to fraud and failure than established, regulated exchanges for securities and derivatives. Bitcoin exchanges have in the past, and may in the future, stop operating or permanently shut down due to fraud, cybersecurity issues, manipulation, technical glitches, hackers or malware, which may also affect the price of bitcoin and thus the Fund’s indirect investment in bitcoin. All networked systems are vulnerable to various kinds of attacks. As with any computer network, the Bitcoin network contains certain flaws. For example, the Bitcoin network is currently vulnerable to a “51% attack” where, if a mining pool were to gain control of more than 50% of the “hash” rate, or the amount of computing and process power being contributed to the network through mining, a malicious actor would be able to gain full control of the network and the ability to manipulate the blockchain. A significant portion of bitcoin may be held by a small number of holders sometimes referred to as “whales.” These holders have the ability to manipulate the price of bitcoin. As a digital asset, bitcoin is subject to cybersecurity risks, including the risk that malicious actors will exploit flaws in its code or structure that will allow them to, among other things, steal bitcoin held by others, control the blockchain, steal personally identifying information, or issue significant amounts of bitcoin in contravention of the Bitcoin protocols.

The occurrence of any of these events is likely to have a significant adverse impact on the price and liquidity of bitcoin and Bitcoin Futures and therefore the value of an investment in the Fund. Additionally, the Bitcoin network’s functionality relies on the Internet. A significant disruption of Internet connectivity affecting large numbers of users or geographic areas could impede the functionality of the Bitcoin network. Any technical disruptions or regulatory limitations that affect Internet access may have an adverse effect on the Bitcoin network, the price of bitcoin and Bitcoin Futures, and the value of an investment in the Fund.

(ONEFUND S&P 500® and Bitcoin 75/25 Strategy ETF) | Investment in the Subsidiary Risk [Member]
Investment in the Subsidiary Risk – The Subsidiary, unless otherwise noted in this Prospectus, is not subject to all of the investor protections of the Fund because the Subsidiary is not registered under the 1940 Act. The Fund is exposed to the risks of the Subsidiary’s investments, which are exposed to the risks of investing in Bitcoin futures contracts. The Fund also will incur the expenses of the Subsidiary. In addition, changes in the laws of the United States or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or the Subsidiary to operate as intended and could negatively affect the Fund and its shareholders. The character, timing, or amount that the Fund will pay in taxes may be affected by the Fund’s investment in the Subsidiary. Future or new legislation, Treasury regulations and/or guidance issued by the Internal Revenue Service may also affect whether income derived from the Fund’s investments in the Subsidiary is considered qualifying income and therefore whether the Fund qualifies to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”).

(ONEFUND S&P 500® and Bitcoin 75/25 Strategy ETF) | Management Risk [Member]
Management Risk – The investment techniques and risk analysis used by the Fund’s Adviser may not produce the intended results and could adversely impact the performance of the Fund.
(ONEFUND S&P 500® and Bitcoin 75/25 Strategy ETF) | Correlation and Tracking Error Risk [Member]
Correlation and Tracking Error Risk – Various factors may impede the Fund’s ability to track the Index or achieve a high degree of correlation with the Index. For example, the Fund has operating and other expenses, while the Index does not. The Fund may not be fully invested at times, generally as a result of cash flows into or out of the Fund or excess cash held by the Fund for various reasons, which could create “cash drag.” As a result, the Fund may underperform the Index to some degree over time. The Fund’s short-term investments held to secure its futures contracts may contribute to cash drag to the extent that the rate of return of such investments is below that of the implied risk free rate embedded in the futures contract’s price. In addition, roll costs (e.g. contango) in the Bitcoin futures contracts may cause the Fund to underperform the Index. Changes in securities markets, changes in the composition of the Index, timing of purchases and sales of securities and commodities underlying the Index, timing of purchases and sales of Fund shares, rounding of share prices, regulatory developments, portfolio turnover, timing of the payment of Fund expenses, and timing of reimbursement of Fund expenses by the Adviser may all contribute to tracking error and/or affect the correlation between the Fund and the Index, thereby adversely impacting the Fund’s performance. There can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.
(ONEFUND S&P 500® and Bitcoin 75/25 Strategy ETF) | Investment Style Risk [Member]
Investment Style Risk – Returns from large-capitalization stocks may trail returns from the overall stock market. Large-cap stocks tend to go through cycles of performing better – or worse – than other segments of the stock market or the stock market in general. These periods have, in the past, lasted several years.
(ONEFUND S&P 500® and Bitcoin 75/25 Strategy ETF) | Investment in Investment Companies Risk [Member]
Investment in Investment Companies Risk – Investing in other investment companies, including money market funds and exchange-traded funds, subjects the Fund to fees and expenses of, as well as those risks affecting, the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease.
(ONEFUND S&P 500® and Bitcoin 75/25 Strategy ETF) | Trading Halt Risk [Member]
Trading Halt Risk – An exchange or market may issue trading halts on specific securities, contracts, or instruments, or may close early or late, which will affect the ability of the Fund to buy or sell certain securities. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments or may incur substantial trading losses.
(ONEFUND S&P 500® and Bitcoin 75/25 Strategy ETF) | Cybersecurity Risk [Member]
Cybersecurity Risk – The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund or shareholder in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, or the issuers of investments in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.
(ONEFUND S&P 500® and Bitcoin 75/25 Strategy ETF) | Tax Risk [Member]
Tax Risk – The Fund intends to elect and to qualify each year to be treated as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code (the “Code”). If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level as a corporation and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will limit its investments in the Subsidiary to 25% of the Fund’s total assets at the end of each quarter. The investment strategy of the Fund may cause the Fund to hold more than 25% of the Fund’s total assets in investments in the Subsidiary at a point in time. If the Fund’s investments in the Subsidiary were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC. Because gains from the sale of Bitcoin futures contracts produces non-qualifying income for purposes of qualifying as a RIC, the Fund makes its investments in Bitcoin futures contracts through the Subsidiary. The Fund intends to treat any gains it may derive from the sale of Bitcoin futures contracts received by the Subsidiary as “qualifying income” under the provisions of the Code applicable to RICs. If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions.

(ONEFUND S&P 500® and Bitcoin 75/25 Strategy ETF) | Absence of an Active Market [Member]
Absence of an Active Market: Although the Fund’s shares are approved for listing on the NASDAQ (the “Exchange”), there can be no assurance that an active trading market will develop and be maintained for Fund shares. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Fund may experience greater tracking error to its Index than it otherwise would at higher asset levels or the Fund may ultimately liquidate.
(ONEFUND S&P 500® and Bitcoin 75/25 Strategy ETF) | Authorized Participants ("APs"), Market Makers, and Liquidity Providers Concentration [Member]
Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration: The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to net asset value (“NAV”) and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
(ONEFUND S&P 500® and Bitcoin 75/25 Strategy ETF) | Cash Transaction Risk [Member]
Cash Transaction Risk. The Fund currently intends to affect some portion of redemptions for cash, rather than in-kind, because of the nature of the Fund’s investments. The Fund may be required to sell portfolio securities to obtain the cash needed to distribute redemption proceeds, which involves transaction costs that the Fund may not have incurred had it effected redemptions entirely in kind. These costs may include brokerage costs and/or taxable gains or losses, which may be imposed on the Fund and decrease the Fund’s NAV. If the Fund recognizes gain on these sales, this generally will cause the Fund to recognize gain it might not otherwise have recognized if it were to distribute all of its portfolio securities in-kind, or to recognize such gain sooner than would otherwise be required. This may decrease the tax efficiency of the Fund compared to ETFs that utilize a complete in-kind redemption process.
(ONEFUND S&P 500® and Bitcoin 75/25 Strategy ETF) | Leverage Risk [Member]
Leverage Risk. Leverage risk is created when an investment, which includes, for example, an investment in a derivative contract, exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund’s risk of loss and potential for gain. Investments can have these same results if their returns are based on a multiple of a specified index, security or other benchmark.
(ONEFUND S&P 500® and Bitcoin 75/25 Strategy ETF) | Costs of Buying or Selling Shares [Member]
Costs of Buying or Selling Shares: Investors buying or selling Fund shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of shares.
(ONEFUND S&P 500® and Bitcoin 75/25 Strategy ETF) | Fluctuation of NAV [Member]
Fluctuation of NAV: The NAV of Fund shares will generally fluctuate with changes in the market value of the Fund’s investments. The market prices of shares will generally fluctuate in accordance with changes in the Fund’s NAV and supply and demand of shares on the Exchange. It cannot be predicted whether Fund shares will trade below, at or above their NAV. During periods of unusual volatility or market disruptions, market prices of Fund shares may deviate significantly from the market value of the Fund’s investment holdings or the NAV of Fund shares. As a result, investors in the Fund may pay significantly more or receive significantly less for Fund shares than the value of the Fund’s underlying investments or the NAV of Fund shares.
(ONEFUND S&P 500® and Bitcoin 75/25 Strategy ETF) | Trading Issues [Member]
Trading Issues: Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of any Fund will continue to be met or will remain unchanged or that the shares will trade with any volume, or at all. Further, secondary markets may be subject to erratic trading activity, wide bid/ask spreads and extended trade settlement periods in times of market stress because market makers and APs may step away from making a market in Fund shares and in executing creation and redemption orders, which could cause a material deviation in the Fund’s market price from its NAV.
(ONEFUND S&P 500® and Bitcoin 75/25 Strategy ETF) | New Fund Risk [Member]
New Fund Risk. The Fund is recently organized with limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision. There can be no assurance that the Fund will grow to or maintain an economically viable size.
(ONEFUND S&P 500® and Bitcoin 75/25 Strategy ETF) | Passive Investment Risk [Member]
Passive Investment Risk. The Fund is not actively managed and therefore would not sell an equity security, futures contract or other investment due to current or projected underperformance of a security, industry, sector, or asset class. Unlike with an actively managed fund, the Adviser does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Fund’s performance could be lower than other types of funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline. All investments carry some degree of risk that will affect the value of the Fund, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.
(ONEFUND S&P 500® and Bitcoin 75/25 Strategy ETF) | Risk Lose Money [Member]
All investments carry some degree of risk that will affect the value of the Fund, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.
(ONEFUND S&P 500® and Bitcoin 75/25 Strategy ETF) | Risk Not Insured Depository Institution [Member]
The shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.